Income Taxes (Details) - Schedule of valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	¥ 33	¥ 76	¥ 750
Additions	3,998
Reversal		(43)	(674)
Balance at end of the year	¥ 4,031	¥ 33	¥ 76